Income taxes - Recognized deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred tax assets	₽ 624,486	₽ 451,890
Deferred tax assets netting	(4,683)	(22,957)
Deferred tax liabilities:
Deferred tax liabilities	(413,240)	(504,367)
Deferred tax liabilities netting	4,683	22,957
Net deferred tax (liability)/asset	211,246	(52,477)	₽ (434,824)
Additional disclosures
Unrecognized deferred tax assets	814,032	669,664
Contract liabilities
Deferred tax assets:
Deferred tax assets	405,558	329,221
Deferred tax liabilities:
Net deferred tax (liability)/asset	405,558	329,221	140,143
Unused vacation accruals
Deferred tax assets:
Deferred tax assets	26,961	21,942
Deferred tax liabilities:
Net deferred tax (liability)/asset	26,961	21,942	11,567
Employee benefits
Deferred tax assets:
Deferred tax assets	44,721	37,799
Deferred tax liabilities:
Net deferred tax (liability)/asset	44,721	37,799	30,502
Trade and other payables
Deferred tax assets:
Deferred tax assets	8,034	15,210
Deferred tax liabilities:
Net deferred tax (liability)/asset	8,034	15,210	6,408
Right-of-use assets and lease liabilities
Deferred tax assets:
Deferred tax assets	4,547	5,251
Deferred tax liabilities:
Net deferred tax (liability)/asset	4,547	5,251	5,452
Intangible assets
Deferred tax assets:
Deferred tax assets	14,119	4,244
Deferred tax liabilities:
Net deferred tax (liability)/asset	(398,547)	(511,697)	(607,471)
Property and equipment
Deferred tax assets:
Deferred tax assets	7,899	2,149
Deferred tax liabilities:
Net deferred tax (liability)/asset	7,899	2,149	(4,478)
Tax benefit from LTIPs - income
Deferred tax assets:
Deferred tax assets	93,409	46,586
Deferred tax liabilities:
Net deferred tax (liability)/asset	93,409	46,586
Tax benefit from LTIPs - equity
Deferred tax assets:
Deferred tax assets		12,445
Deferred tax liabilities:
Net deferred tax (liability)/asset		12,445
Tax Losses Carry-Forward In Subsidiary
Deferred tax assets:
Deferred tax assets	23,921
Deferred tax liabilities:
Net deferred tax (liability)/asset	23,921
Intangible assets
Deferred tax liabilities:
Deferred tax liabilities		(572)
Intangible asset identified on acquisitions
Deferred tax liabilities:
Deferred tax liabilities	(412,666)	(515,369)
Loans and borrowings
Deferred tax liabilities:
Deferred tax liabilities	(5,257)	(11,383)
Net deferred tax (liability)/asset	₽ (5,257)	₽ (11,383)	₽ (16,947)